SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

         Pre-Effective Amendment No.                                       /   /
         Post-Effective Amendment No.                                      /__/
                                                                       and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                    /X /
OF 1940
         Amendment No.                                                    /    /
                        (Check appropriate box or boxes.)

                     Solanus Funds - File Nos. 333- and 811-
               (Exact Name of Registrant as Specified in Charter)

           6120 Parkland Blvd., Suite 101, Mayfield Heights, OH 44124
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (440) 449-9500

             Ralph R. Lustri, 2211 Johnstone Way, Westlake, OH 44145
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed  that this filing will become  effective:
/_/ immediately upon filing pursuant to paragraph (b) /_/on (date) pursuant to paragraph (b)
/_ / 60 days after filing pursuant to paragraph (a)(1) /_/ on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing  pursuant to paragraph  (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/_/this  post-effective   amendment  designates  a  new  effective  date  for  a
previously filed post-effective amendment.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

                                  Solanus Funds



Prospectus dated ________________, 2001

Solanus Premier Value Plus Fund
Solanus Blended Equity Fund
Solanus Dynamic Equity Fund
Solanus Focused Equity Fund

6120 Parkland Blvd., Suite 101
Mayfield Heights, Ohio 44124
(800) _______________










The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS



                                                                            PAGE

Risk/Return Summary.............................................................

         Solanus Premier Value Plus Fund........................................

         Solanus Blended Equity Fund............................................

         Solanus Dynamic Equity Fund............................................

         Solanus Focused Equity Fund............................................

Fees and Expenses of the Funds..................................................

How To Buy Shares...............................................................

How To Redeem Shares............................................................

Determination of Net Asset Value................................................

Dividends, Distributions and Taxes..............................................

Management of the Fund..........................................................

For More Information..................................................Back Cover

                               RISK/RETURN SUMMARY

         The Solanus Funds is a family of four equity funds. The investment adviser to each Fund is Forecast Management Group, Inc. The adviser has selected a different sub-adviser to manage each of the Funds, with the intent of providing you with an opportunity to diversify your equity portfolio based on your tolerance for volatility and risk. The chart below illustrates what the adviser believes to be each Fund's risk/return profile.


                           [insert chart ]


         You should understand that the chart illustrates the adviser's expectations, but the adviser cannot predict a Fund's performance or volatility. A Fund that the adviser believes will offer less risk and produce lower returns than the other Funds may in fact be more volatile and/or outperform another Fund. Please read the information below for information about the principal strategies and principal risks of each Fund.

SOLANUS PREMIER VALUE PLUS FUND

Investment Objective
      The investment objective of the Solanus Premier Value Plus Fund is long-term capital appreciation and above-average dividend income.

Principal Strategies
      The Fund invests primarily in common stocks of large U.S. companies that the Fund's sub-adviser believes are undervalued because they have above-average return potential based on current market valuations. The sub-adviser emphasizes dividend-paying common stock of companies that are market share leaders with strong customer demand and product development. These companies typically experience premium pricing, customer loyalty, revenue growth, and above average profit margins. The sub-adviser uses various valuation measures when selecting securities for the portfolio, including PEGY analysis (Price Earnings ratio to growth and yield) and below industry average price-to-earnings, price-to-book and price-to-sales ratios. The sub-adviser anticipates that a portion of the Fund's assets (approximately 30%) will be invested in "growth" stocks. The sub-adviser considers "large" companies to be those with a market capitalization greater than the median of the S & P 500 Index.

      The Fund may sell a stock if the sub-adviser believes its price is no longer undervalued, if adverse changes in the company's fundamentals (such as a change in management) become apparent, or if the sub-adviser identifies a stock that it believes offers a better investment opportunity.

Principal Risks of Investing in the Fund
o Management Risk. The sub-adviser's strategy may fail to produce the intended results. Additionally, the Fund has no operating history and the Fund's adviser has no prior experience managing the assets of a mutual fund.
o Company risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

o Volatility risk. Common stocks tend to be more volatile than other investment choices.

o Style Risk. The Fund invests primarily in "value stocks." The market may not agree with the sub-adviser's determination that a stock is undervalued, and the stock's price may not increase to what the sub-adviser believes is its full value. It may even decrease in value. The Fund also invests a significant portion of its assets in "growth stocks." The company's earnings growth rate may not meet the sub-adviser's expectations, and the stock price may not increase as the sub-adviser anticipates.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

SOLANUS BLENDED EQUITY FUND

Investment Objective
      The investment objective of the Solanus Blended Equity Fund is long term capital appreciation.

Principal Strategies
      The Fund invests primarily in common stocks of large and medium size U.S. companies that the Fund's sub-adviser believes offer growth opportunities at a reasonable price. In making its determination regarding the company's growth prospects, the sub-adviser evaluates various aspects of the company, including its rate of earnings growth, depth of management, cash flow and the company's competitive position in its industry. The sub-adviser also considers whether the stock is available at an attractive price relative to its long term growth prospects. The sub-adviser considers "large and medium size" companies to be those with a market capitalization greater than $1 billion. Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities.

      The Fund may sell a stock if the sub-adviser believes that the company's prospects for growth have deteriorated or the share price has become overvalued.

Principal Risks of Investing in the Fund
o Management Risk. The sub-adviser's strategy may fail to produce the intended results. Additionally, the Fund has no operating history and the Fund's adviser has no prior experience managing the assets of a mutual fund.
o Company risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

o Volatility risk. Common stocks tend to be more volatile than other investment choices.

o Style Risk. The Fund invests primarily in "growth stocks." The company's earnings growth rate may not meet the sub-adviser's expectations, and the stock price may not increase as the sub-adviser anticipates.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

SOLANUS DYNAMIC EQUITY FUND

Investment Objective
      The investment objective of the Solanus Dynamic Equity Fund is long term capital appreciation.

Principal Strategies
      The Fund invests primarily in common stocks of U.S. of all market capitalization ranges companies that the Fund's sub-adviser believes are undervalued. The sub-adviser seeks to identify companies with good value characteristics, strong business fundamentals and positive business momentum. The sub-adviser dynamically allocates the Fund's assets among the sectors of the economy that the sub-adviser believes will outperform other sectors. Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities.

      The Fund may sell a stock if the sub-adviser believes its price is no longer undervalued, if the sub-adviser determines that the Fund's sector allocation should be adjusted, or if the sub-adviser identifies a stock that it believes offers a better investment opportunity.

Principal Risks of Investing in the Fund
o Management Risk. The sub-adviser's strategy may fail to produce the intended results. Additionally, the Fund has no operating history and the Fund's adviser has no prior experience managing the assets of a mutual fund.
o Company risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Value Style Risk. The Fund invests primarily in "value stocks." The market may not agree with the sub-adviser's determination that a stock is undervalued, and the stock's price may not increase to what the sub-adviser believes is its full value. It may even decrease in value.

o Volatility risk. Common stocks tend to be more volatile than other investment choices.

o Smaller Company Risk. To the extent the Fund invests, directly or indirectly, in smaller capitalization companies, the Fund will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o Sector Risk. If the Fund's portfolio is overweighted in a certain industry sector any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

SOLANUS FOCUSED EQUITY FUND

Investment Objective
      The investment objective of the Solanus Focused Equity Fund is long term capital appreciation.

Principal Strategies
      The Fund invests primarily in common stocks of large U.S. companies. The Fund normally focuses its investments on approximately 20 companies. The Fund's portfolio will consist of a core group of older, blue chip companies that the Fund's sub-adviser believes are undervalued, and a secondary group of companies that may not be as well known, but that the sub-adviser believes possess outstanding potential for growth. The sub-adviser considers "large" companies to be those with a market capitalization of $__ billion or more. Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities.

      When selecting the Fund's core holdings, the sub-adviser seeks to identify companies where the fundamentals of cash flow, return on equity and current market position are strong , the current price to book value is low, and the stock price is modest in relation to the company's future prospects. The Fund's secondary holdings may include smaller capitalization stocks, with an emphasis on new technologies. The Fund is a non-diversified fund, which means that the Fund may take a larger position in a small number of investments than a diversified fund.

      The Fund may sell a stock if the sub-adviser believes the company's underlying fundamentals have changed, if the company has undergone a change in ownership or corporate direction, or to rebalance the composition of the Fund's portfolio.

Principal Risks of Investing in the Fund
o Management Risk. The sub-adviser's strategy may fail to produce the intended results. Additionally, the Fund has no operating history and the Fund's adviser and sub-adviser have no prior experience managing the assets of a mutual fund.
o Company risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o Market risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

o Volatility risk. Common stocks tend to be more volatile than other investment choices.

o Value Style Risk. The Fund invests primarily in "value stocks." The market may not agree with the sub-adviser's determination that a stock is undervalued, and the stock's price may not increase to what the sub-adviser believes is its full value. It may even decrease in value.

o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. It is anticipated that the Fund will have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. The Fund may have a greater concentration in financial services companies, which are subject to extensive government regulation. Changes or proposed changes in these regulations may adversely impact the industry. For example, regulatory changes may make the industry more competitive and some companies may be negatively affected. The profitability of companies in the financial services industries can be significantly affected by the cost of capital, changes in interest rates and price competition.

o Smaller Company Risk. To the extent the Fund invests, directly or indirectly, in smaller capitalization companies, the Fund will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o Non-Diversification Risk. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.


General

      Each Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, each Fund may not achieve its investment objective.


      The investment objective and strategies of any Fund may be changed without shareholder approval.

                          How the Funds Have Performed

         Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because each Fund is recently organized and has less than one year of operations.

                         FEES AND EXPENSES OF THE FUNDS

      The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                            Core           Blended          Dynamic          Focused
Shareholder Fees                                            Equity         Equity           Equity           Growth
(fees paid directly from your investment)
Maximum Sales Charge (Load)                                 NONE           NONE             NONE             NONE
      Imposed on Purchases
Maximum Deferred Sales Charge (Load)                        NONE           NONE             NONE             NONE
Redemption Fee                                              NONE           NONE             NONE             NONE

                                                            Core           Blended          Dynamic          Focused
Annual Fund Operating Expenses                              Equity         Equity           Equity           Growth
 (expenses that are deducted from Fund assets)
Management Fee                                              1.30%          1.30%       1.30%                 1.30%
Distribution and/or Service (12b-1) Fees                    1.00%          1.00%       1.00%                 1.00%
Other Expenses1                                             ____%          ____%       ____%                 ____%
Total Annual Fund Operating Expenses                        ____%          ____%       ____%                 ____%


1  "Other Expenses" are based on estimated amounts for the current fiscal year.


Example:

      This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  Premier Value Plus        Blended Equity             Dynamic Equity            Focused Equity

1 Year            $__                       $___                       $___                      $___

3 Years           $___                      $___                       $___                      $___


                                HOW TO BUY SHARES

Initial Purchase
      The minimum initial investment in each Fund is $10,000 ($2,000 for qualified retirement accounts and medical savings accounts). The minimum initial investment in each Fund is $1,000 for shareholders participating in the continuing automatic investment plan. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

         [Through the Fund's  Adviser . You may make your initial  investment by
contacting   the  Fund's   adviser,   Forecast   Management   Group,   Inc.   at
800-___-_________.]

     By Mail. You may make your initial investment by following these steps:

o complete and sign the investment application form which accompanies this Prospectus;

o    draft a check made payable to the appropriate Fund;

o    mail the application and check to:

U.S. Mail:    Solanus Funds                     Overnight:  Solanus Funds
              [c/o Unified Fund Services, Inc.  [c/o Unified Fund Services, Inc.
              P.O. Box 6110                        431 North Pennsylvania Street
              Indianapolis, Indiana 46206-6110]     Indianapolis, Indiana 46204]

         By Wire. You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at (800) ___________, [or the Funds' adviser at ____________, ]to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Solanus Funds
         D.D.A.#  __________
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)

      You must mail a signed application to Firstar Bank, N.A., the Funds' custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments
      You may purchase additional shares of any Fund (subject to a minimum $1,000) by mail, wire or automatic investment. Each additional mail purchase request must contain: o your name o the name of your account(s), o your account number(s), o the name of the Fund o a check made payable to the Fund Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

         [You may also purchase additional shares of any Fund by contacting the Fund's adviser, Forecast Management Group, Inc. at 800-___-_________.]

Automatic Investment Plan

      You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Distribution Plan

         Each Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees to [the Funds' adviser] for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. Each Fund pays annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees would increase the cost of your investment and could cost you more than paying other types of sales charges.

Tax Sheltered Retirement Plans

      Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information

      Each Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.


                              HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Funds may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

         [Through the Fund's Adviser . You may redeem any part of your account in a Fund at no charge by contacting the Fund's adviser, Forecast Management Group, Inc. at 800-___-_________.]

         By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Solanus Funds                  Overnight: Solanus Funds
           c/o Unified Fund Services, Inc.       c/o Unified Fund Services, Inc.
           P.O. Box 6110                           431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110          Indianapolis, Indiana 46204

      "Proper form" means your request for a redemption must include: o the Fund name and account number, o account name(s) and address, o the dollar amount or number of shares you wish to redeem.

      This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Funds or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

      By Telephone- You may redeem any part of your account in a Fund by calling the transfer agent at (800) ____________. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Funds may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

      Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (800) ________. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

      Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Funds' assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

      Requests to purchase and sell shares are processed at the NAV next calculated after the Funds' transfer agent receives your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

         Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist primarily of capital gains.

         Taxes

         In general, selling or exchanging shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a long term capital gains distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUNDS



      Forecast Management Group, Inc., 6120 Parkland Blvd., Suite 101, Mayfield Heights, Ohio 44124, serves as investment adviser to the Funds. In this capacity, Forecast Management is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio and managing the Funds' business affairs. Forecast Management was formed in 1986 and, as of December 31, 2000, managed assets of approximately $___ million. Each Fund is authorized to pay the adviser an annual fee equal to 1.30% of its average daily net assets. For each Fund, Forecast Management has engaged a sub-advisor (at Forecast Management's expense) to provide portfolio management services to the Fund.

         Forecast Management has entered into a Sub-Advisory Agreement with _______________ ______________________________________________________-to serve as the sub-advisor of the Premier Value Plus Fund. As of January 1, 2001, ______________ managed approximately $___ billion in assets for a broad range of clients, ___________________________________________________. The investment decisions of the Premier Value Plus Fund are made by ______________________________who are primarily responsible for the day-to-day management of the Fund. Forecast Management has agreed to pay _______________ a sub-advisory fee equal to an annual rate of ____% of the average daily net assets of the Premier Value Plus Fund.

         Forecast Management has entered into a Sub-Advisory Agreement with _________________, __________________________________________________ to serve as the sub-advisor of the Blended Equity Fund. As of January 1, 2001, ______________ managed approximately $___ billion in assets for a broad range of clients, ___________________________________________________. The investment decisions of the Blended Equity Fund are made by ______________, which is primarily responsible for the day-to-day management of the Fund.] Forecast Management has agreed to pay _________________ a sub-advisory fee equal to an annual rate of ___% of the average daily net assets of the Blended Equity Fund.

         Forecast Management has entered into a Sub-Advisory Agreement with -_____________, ______________________________, to serve as the sub-advisor of the Dynamic  Equity Fund.  As of January 1, 2001,  _____________________________
managed over $_______ in assets for various institutional clients, including ____________________________________. _______________________ is primarily responsible for the day-to-day management of the Fund. [insert business history] Forecast Management has agreed to pay ____________________ a sub-advisory fee equal to an annual rate of ____% of the average daily net assets of the Dynamic Equity Fund.

         Forecast Management has entered into a Sub-Advisory Agreement with ____________________, _________________________, to serve as the sub-advisor of the Focused Equity Fund. As of January 1, 2001, ______________ managed over $_______ in assets for various clients, primarily pension funds of small to medium sized companies. __________________ is primarily responsible for the day-to-day management of the Fund. [Insert business history.]. Forecast Management has agreed to pay __________ a sub-advisory fee equal to an annual rate of ____% of the average daily net assets of the Focused Equity Fund.

         The adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              For More Information

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations.
Shareholder  reports  contain  management's  discussion  of  market  conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

      Call the Funds at (800) ________ to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.













Investment Company Act #811-09541

                                  Solanus Funds

                         Solanus Premier Value Plus Fund
                           Solanus Blended Equity Fund
                           Solanus Dynamic Equity Fund
                           Solanus Focused Equity Fund

                       STATEMENT OF ADDITIONAL INFORMATION
                              _______________, 2001

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses of the Solanus Funds dated _____________, 2001. A free copy of the Prospectuses can be obtained by writing the Transfer Agent at [431 North Pennsylvania Street, Indianapolis, Indiana 46204], or by calling 1-800-_________________.

TABLE OF CONTENTS                                                           PAGE


DESCRIPTION OF THE TRUST AND THE FUND...........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS..................................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT ADVISER AND SUB-ADVISERS ........................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DISTRIBUTION PLAN...............................................................

DETERMINATION OF SHARE PRICE....................................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................

FUND SERVICES...................................................................

ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................

FINANCIAL STATEMENTS............................................................

DESCRIPTION OF THE TRUST AND THE FUND

      The Solanus Premier Value Plus Fund, Solanus Blended Equity Fund, Solanus Dynamic Equity Fund and the Solanus Focused Equity Fund (each a "Fund" or collectively, the "Funds") were organized as series of Solanus Funds (the "Trust") on _______, 2001. The Solanus Premier Value Plus Fund, the Solanus Blended Equity Fund, and the Solanus Dynamic Equity Fund are diversified. The Solanus Focused Equity Fund is non-diversified. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated ________, 2001 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to each Fund is Forecast Management Group, Inc. (the "Adviser").

      Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Prior to the public offering of the Funds, _________________, [address], purchased all of the outstanding shares of the Funds and may be deemed to control the Funds. As the controlling shareholder, ______________________ could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that _____________________________ will no longer control the Funds.

      For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

      This  section  contains  a  more  detailed   discussion  of  some  of  the
investments the Funds may make and some of the techniques they may use.

      A. Equity Securities. Each Fund invests in equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts ("ADR's") and rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

         Equity securities include S&P Depositary Receipts ("SPDRs") S&P Depositary Receipts ("SPDRs"), DIAMONDS and other exchange traded funds ("ETFs"). SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. Each share of an ETF represents an undivided ownership interest in the portfolio of stocks held by the ETF. ETFs are trusts that acquire and hold either 1) shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or 2) shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index. ETFs are not able to replicate exactly the performance of the indexes they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other index product expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indexes.

      B. Corporate Debt Securities. Each Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser (and each sub-adviser) considers corporate debt securities to be of investment grade quality if they are rated A- or higher by Standard & Poor's Corporation ("S&P"), A-3 or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Fund's sub-adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Fund's sub-adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Fund's sub-adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

     C. U.S. Government Securities. Each Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     D. Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

     (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time Deposits are considered to be illiquid prior to their maturity.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         E. Loans of Portfolio Securities. Each Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors which the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund's net assets.

      F. Foreign Securities. Each may invest in foreign equity securities, directly and through the purchase of American Depositary Receipts. American Depositary Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. No Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 20% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks.

      Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

      G. Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. government ("U.S. Government obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Fund's sub-adviser to be creditworthy.

      H. Option Transactions. Each Fund may engage in option transactions involving individual stocks as well as stock indexes. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Funds sell (write) will be covered or secured, which means that the Fund will own the underlying security in the case of a call option. The Funds will sell (write) put options only if the Fund is selling an equivalent amount of the same security short. When the Funds write options, they may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. The Funds may also utilize spreads and straddle strategies. A spread is the difference in price resulting from a combination of put and call options within the same class on the same underlying security. A straddle strategy consists of an equal number of put and call options on the same underlying stock, stock index, or commodity future at the same strike price and maturity date.

      The purchase and writing of options involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

      2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

      1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.   No  Fund  will  purchase  any  security  while  borrowings
(including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Funds' Prospectus or Statement of Additional Information.

     5. Illiquid Investments. [No Fund will invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.]

THE ADVISER AND SUB-ADVISERS

     The Adviser. The investment adviser to the Funds is Forecast Management Group, Inc., 6120 Parkland Blvd., Suite 101, Mayfield Heights, Ohio 44124 (the "Adviser"). Neil J. O'Donnell is the controlling shareholder of the Adviser.

      Under the terms of the management agreement (the "Agreement"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser an annual fee computed and accrued daily and paid monthly of 2.50% of its average daily net assets.

      The Adviser retains the right to use the name "Solanus" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Solanus" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

      [Insert information regarding ability to change sub-advisors, subject to exemptive order.]

      The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

      The Sub-advisers. [Information to be supplied by subsequent amendment.]

      Subject always to the control of the Board of Trustees, each sub-adviser, at its expense, furnishes continuously an investment program for the Fund for which it acts as sub-adviser. Each sub-adviser must use its best judgement to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each sub-adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the applicable Fund. Each sub-adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. Each sub-adviser pays all expenses incurred by it in connection with its activities under the advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Neil J. O'Donnell                   President,
6120 Parkland Blvd.                  Treasurer and
 Suite 101                           Trustee
Mayfiled Heights, Ohio
Year of Birth:
------------------------------------ ---------------- ----------------------------------------------------------------------
* Kevin P. O'Donnell                 Vice President
------------------------------------ ---------------- ----------------------------------------------------------------------
                                     Trustee
------------------------------------ ---------------- ----------------------------------------------------------------------
                                     Trustee



Year of Birth:
==================================== ================ ======================================================================

      The following table estimates the Trustees' compensation for the first full year of the Trust ending _______, 2002. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     Aggregate               Total Compensation
                                     Compensation            from Trust (the Trust is
Name                                 From Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Neil J. O'Donnell                               0                            0
------------------------------------ ----------------------- ----------------------------------
                                             $10,000                      $10,000
------------------------------------ ----------------------- ----------------------------------
                                             $10,000                      $10,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. The brokerage policies and procedures described in this section apply to any sub-adviser retained by the Advisor. In placing portfolio transactions, the Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      While each Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. The Adviser will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

      When a Fund and another of the Adviser 's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

         The Trust, the Adviser, the sub-advisers and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of any Code from the Securities and Exchange Commission.

DISTRIBUTION PLAN

      Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plans"). Pursuant to it's Plan, each Fund will pay [the Adviser] a fee for [the Adviser's] services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.75% of the average daily net assets of the Fund. In addition, each Fund will pay [the Adviser] a service fee at the annual rate of 0.25% of the average daily net assets of the Fund. Payments received by [the Adviser] pursuant to a Plan may be greater or less than distribution expenses incurred by [the Adviser] with respect to the applicable Fund and are in addition to fees paid by each Fund pursuant to its [Management Agreement].

      Under each Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this
Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

      The Trustees expect that each Plan could significantly enhance the applicable Fund's ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

      The Plans have been approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of each Plan and the related agreements must be approved by the Trustees annually, in the same manner, and each Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable Fund. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable Fund, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees.

DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the applicable Sub-adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Sub-adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Sub-adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-adviser. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

      Each  Fund may  periodically  advertise  "average  annual  total  return."
"Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If each Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

      Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

      Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue

      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

      In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      Firstar Bank, N.A., 425 Walnut Street M.L. 6118, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

      In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of each Fund's assets up to $50 million, 0.04% of each Fund's assets from $50 million to $100 million, and 0.03% of each Fund's assets over $100 million (subject to certain minimum fees and discounts).

      Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to certain minimum fees and discounts).

ACCOUNTANTS

      [Information about accountants to be supplied by subsequent amendment.]

DISTRIBUTOR

      O'Donnell Securities Corp., 6120 Parkland Blvd., Suite 101, Mayfield Heights, Ohio 44124 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. [Neil J. O'Donnell, a Trustee and officer of the Trust, is the controlling shareholder of the Adviser and the Distributor]. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

FINANCIAL STATEMENTS
[Financial statements to be supplied by subsequent amendment.]

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust is filed herewith.

(b)      By-laws.  Registrant's By-laws are filed herewith.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)      Investment Advisory Contracts.

(i) Registrant's Management Agreement with Forecast Management Group, Inc. (to be supplied).

(ii)     Sub-advisory Agreements (to be supplied).

     (e) Underwriting Contracts. Registrant's Underwriting Agreement (to be supplied).

(f)      Bonus or Profit Sharing Contracts.  None.

     (g)  Custodian   Agreements.   Registrant's   Custodian  Agreement  (to  be
supplied).

(h)      Other Material Contracts.  None.

     (i) Legal Opinion. Opinion and consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith

 (j)     Other Opinions. Consent of Accountants (to be supplied).

(k)      Omitted Financial Statements.  None.

     (l) Initial Capital Agreements. Letter of Initial Stockholder (to be supplied).

(m)      Rule 12b-1 Plan.  (to be supplied).

(n)      Rule 18f-3 Plan.  None.

(o)      Reserved.

(p)      Codes of Ethics.  (to be supplied)

(q)      Powers of Attorney.  None.

Item 24. Persons Controlled by or Under Common Control with the Funds

                  None.

Item 25. Indemnification

     (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  [Pursuant  to  the  Underwriting  Agreement,   the  Trust  shall  indemnify
Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.]

(d) Pursuant to the terms of the Mutual Fund Services Agreement, except to the extent caused by or resulting from willful misfeasance, bad faith or negligence by Unified Fund Services, Inc.("Unified"), the Registrant will indemnify and hold Unified harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities arising out of or attributable to: (i) all actions of Unified or its officers or agents required to be taken pursuant to this Agreement; (ii) the reliance on or use by Unified or its officers or agents of information, records, or documents which are received by Unified or its officers or agents and furnished to it or them by or on behalf of the Fund, and which have been prepared or maintained by the Fund or any third party on behalf of the Fund; (iii) the Fund's refusal or failure to comply with the terms of this Agreement or the Fund's lack of good faith, or its actions, or lack thereof involving negligence or willful misfeasance; (iv) the breach of any representation or warranty of the Fund hereunder; (v) the taping or other form of recording of telephone conversations or other forms of electronic communications with investors and shareholders or reliance by Unified on telephone or other electronic instructions of any person acting on behalf of a shareholder or shareholder account for which telephone or other electronic services have been authorized; (vi) the reliance on or the carrying out by Unified or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Fund or recognition by Unified of any share certificates which are reasonably believed to bear the proper signatures of the officers of the Fund and the proper countersignature of any transfer agent or registrar of the Fund; (vii) any delays, inaccuracies, errors in or omissions from data provided to Unified by data and pricing services; (viii) the offer or sale of shares by the Fund in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Fund or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Fund prior to the effective date of this Agreement; and (ix) the compliance by the Fund, its investment adviser, and its distributor with applicable securities, tax, commodities and other laws, rules and regulations; except for a loss or expense solely caused by or resulting from willful misfeasance, bad faith or gross negligence on Unified's part in the performance of its duties or from reckless disregard by Unified of its obligations and duties under this Agreement.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(a) Forecast Management Group, Inc.("Forecast"), 6120 Parkland Blvd., Suite 101, Mayfield Heights, Ohio 44124, adviser to the Solanus Funds, is a registered investment adviser.

(i) Forecast has, during the past two fiscal years, provided financial planning services to its clients.

(ii) Information with respect to each officer and member of Forecast is referenced in Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-27787).

Item 27. Principal Underwriters

     (a) O'Donnell Securities Group, Inc. ("O'Donnell Securities") is the Registrant's principal underwriter. Neil J. O'Donnell, 6120 Parkland Blvd., Suite 101, Mayfield Heights, Ohio 44124, is the President of O'Donnell
Securities and the President and a Trustee of the Registrant. O'Donnell Securities is not an underwriter for any other mutual fund.

     (b) Information with respect to each director and officer of O'Donnell Securities Group, Inc. is referenced on Schedule A of Form BD filed by it under the Securities and Exchange Act of 1934 (File No. 8-30405).

     (c) Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 6120 Parkland Blvd., Suite 101, Mayfield Heights, Ohio 44124 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent and Administrator, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29. Management Services Not Discussed in Parts A or B

         None.

Item 30. Undertakings

         None.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mayfield Heights, State of Ohio on the 12th day of March, 2001.

                                  Solanus Funds

                          By:
                              Neil J. O'Donnell
                              President and Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                        /s/
                               --------------------------------
                                Neil J. O'Donnell
                              President and Trustee

                                                     March 12, 2001



                                                             EXHIBIT INDEX

1.       Agreement and Declaration of Trust...........................EX-99.23.a
2.       By-laws......................................................EX-99.23.b
3.       Opinion and Consent of Brown, Cummins & Brown Co., L.P.A...............
 ......................................................................EX-99.23.i


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